Net income (loss) per share and net income (loss) attributable to common stockholders (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) attributable to X Financial	$ (200,536,792)	¥ (1,308,502,575)	¥ 774,276,129	¥ 883,111,893
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	321,236,089	321,236,089	313,757,887	286,588,402
Basic net income (loss) per share | (per share)	$ (0.62)	¥ (4.07)	¥ 2.47	¥ 3.08
Diluted effects of stock options and RSUs			5,989,505	17,395,882
Weighted average number of ordinary shares used in computing diluted EPS	321,236,089	321,236,089	319,747,392	303,984,284
Diluted net income (loss) per share | (per share)	$ (0.62)	¥ (4.07)	¥ 2.42	¥ 2.91